RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2019
RESTATEMENT
Summary of impact on consolidated financial statements

The impact to the 2018 and 2017 consolidated financial statements is as follows:

	2018	2018	2017	2017
Consolidated Statements of Financial Position	As restated	As previously reported	As restated	As previously reported

Inventory	$318,135	$258,742	$398,556	$398,556
Research and development supplies	1,274,653	—	1,274,653	—

Deficit	(331,401,149)	(332,735,195)	(223,417,674)	(224,692,327)

Consolidated Statements of Loss and Comprehensive Loss

Product development and clinical trials	$16,001,464	$16,060,857	$16,214,439	$17,489,092
Operating loss	(32,410,690)	(32,470,083)	(30,874,255)	(32,148,908)
Loss for the year	(107,983,475)	(108,042,868)	(21,634,068)	(22,908,721)

Loss per share	$(76.26)	$(76.30)	$(265.37)	$(281.94)

Consolidated Statements of Cash Flows

Loss for the year	$(107,983,475)	$(108,042,868)	$(21,634,068)	$(22,908,721)
Net change in non-cash working capital items	(59,393)	—	(1,274,653)	—